Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 31, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Strategic Trust (File Nos. 333-160595 and 811-22311)

Schwab U.S. Broad Market ETF	Schwab U.S. Small-Cap ETF
Schwab U.S. Large-Cap	Schwab U.S. Dividend Equity ETF
Schwab U.S. Large-Cap Growth	Schwab International Equity ETF
Schwab U.S. Large-Cap Value	Schwab International Small-Cap Equity ETF
Schwab U.S. Mid-Cap ETF	Schwab Emerging Markets Equity ETF

Post-Effective Amendment No. 28

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated December 28, 2012, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from each prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel
Charles Schwab Investment Management, Inc.